Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial liabilities [line items]
Derivative assets	£ 59	£ 32
Derivative liabilities	(65)	(34)
Financial assets	1,699	2,138
Other financial assets	133	113	[1]	£ 138
Cash and cash equivalents	558	937	[1]
Proceeds from reclassification of fair value assets	16
Money market funds [Member]
Disclosure of financial liabilities [line items]
Group Bonds	610	767
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	133	113
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	59	32
Derivative liabilities	65	34
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial assets	3	87
Other financial assets	136	200		£ 234
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	133	113
Level 1 of fair value hierarchy [member] | Money market funds [Member]
Disclosure of financial liabilities [line items]
Cash and cash equivalents	£ 40	£ 84

[1]	Comparative balances have been restated – see Note 1b.